Contents of Significant Accounts - Short-Term Loans - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short Term Lines Of Credit [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused short-term lines of credit	$ 62,057	$ 47,145